FAIR VALUE MEASUREMENTS - Fair value of warrant liabilities (Details) - Private Placement Warrants	6 Months Ended
Jun. 30, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning	$ 9,504,000
Change in fair value	3,755,885
Fair value, ending	$ 13,259,885